SEGMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current assets	$ 783,612	$ 804,557
Non-Current assets	1,156,853	564,873
Current liabilities	3,386,756	1,515,646
Non-Current liabilities	2,808,368	1,844,760
Revenues, net of sales, returns, and allowances:	910,227	1,631,653
Cost of Revenues	654,177	1,314,080
Operating Expenses	2,614,824	3,588,608
Other Income / (Expense)	(766,821)	(1,483,366)
Net Income (Loss)	(3,125,595)	(1,787,669)
Beverages Segment [Member]
Current assets	824,835	800,378
Non-Current assets	1,063,074	514,312
Current liabilities	1,879,305	1,356,599
Non-Current liabilities	2,616,018	1,685,260
Revenues, net of sales, returns, and allowances:	718,455	1,635,669
Cost of Revenues	492,096	1,333,135
Operating Expenses	1,729,768	3,372,392
Other Income / (Expense)	(45,292)	1,483,366
Net Income (Loss)	(1,548,700)	(1,586,492)
Distribution Segment [Member]
Current assets	(146,894)	44,809
Non-Current assets	85,546	40,356
Current liabilities	72,576	61,027
Non-Current liabilities	192,350	159,500
Revenues, net of sales, returns, and allowances:	332,371	83,051
Cost of Revenues	249,780	68,012
Operating Expenses	276,248	150,401
Other Income / (Expense)	2,745
Net Income (Loss)	(190,912)	(135,362)
Corporate and Eliminations [Member]
Current assets	105,671	(40,630)
Non-Current assets	8,233	10,205
Current liabilities	1,424,367	98,020
Non-Current liabilities
Revenues, net of sales, returns, and allowances:	(140,599)	(87,067)
Cost of Revenues	(87,699)	(87,067)
Operating Expenses	608,808	65,815
Other Income / (Expense)	(724,274)
Net Income (Loss)	$ (1,385,983)	$ (65,815)